CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS. (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
ASSETS:
Total assets	$ 1,380,096,645	$ 1,275,944,420
LIABILITIES:
Term loan	9,250,000
Other liabilities	11,269,756	11,668,078
Total liabilities	1,267,980,509	1,159,886,354
STOCKHOLDER'S EQUITY	112,116,136	116,058,066	118,167,172	120,170,186
Total liabilities and stockholders' equity	1,380,096,645	1,275,944,420
Parent Company [Member]
ASSETS:
Cash and cash equivalents	98,529	511,436	82,678	119,182
Investment in Bank	137,273,479	131,697,972
Intercompany loan to Bank	4,135,000	3,510,000
Other assets	1,245,830	1,687,394
Total assets	142,752,838	137,406,802
LIABILITIES:
Term loan	9,250,000
Subordinated debentures	19,589,000	19,589,000
Dividends payable	1,148,799	1,084,768
Other liabilities	648,903	674,968
Total liabilities	30,636,702	21,348,736
STOCKHOLDER'S EQUITY	112,116,136	116,058,066
Total liabilities and stockholders' equity	$ 142,752,838	$ 137,406,802